Controls and Procedures
Assessment of the Registrants Control Environment
The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrants filings under the Securities Exchange Act of 1934, as amended (the Exchange Act), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrants management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.
The Registrants management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of the Shareholder
Report on Form N-CSR, Management carried out an evaluation of the effectiveness of the design and operation of the Registrants disclosure controls and procedures.
Based on such evaluation, the principal executive officer and principal financial officer concluded that the Registrants disclosure controls and procedures were not effective due to a material weakness for the Highland Floating Rate Opportunities Fund (the Fund) relating to the application of ASC 820 and reasonableness and reliability of assumptions used in the fair value model which are monitored by the Valuation Committee through the operation of a review control.
This control was not designed at an appropriate level of precision to ensure the accurate valuation of Level 3 securities.

A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrants annual or interim financial statements will not be prevented or detected on a timely basis. This material weakness did not result in a misstatement.
However, this material weakness could result in a misstatement to the investment balances or disclosures that would result in a material misstatement to the annual or interim financial statements that would not be prevented or detected.

Managements Remediation Plan
Management has developed a plan to remediate the material weakness described above.
Management utilizes a Valuation Sub-Committee as part of its existing valuation process.
Management has enhanced the review control by adding a new member to the Valuation Sub-Committee to conduct control activities designed to operate at a level of precision which will enable such errors to be detected. Additionally, Management has undertaken enhancements to its Valuation
Committee by providing training materials to members of its Valuation
Committee with respect to the application of ASC 820, as well as the usage of subject matter expert inputs as inputs to fair value determinations. Finally, management has undertaken enhancements to its review control by designing additional control activities to more precisely assess the application of ASC820 to fair value models.

We believe the measures already implemented as described above will facilitate the remediation of the control deficiencies we have identified and strengthen our internal control over financial reporting.
Based on the steps we have taken to date and the anticipated timing of appropriate test work to ensure adequate design and operating effectiveness of such steps, we expect that the remediation of the material weakness will be completed by June 30, 2019.
We cannot assure you, however, that the steps already taken will remediate such weaknesses, nor can we be certain of whether additional actions will be required or the costs of any such actions.
The material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.